Stock Options and Warrants (Details 2) (Stock Options, USD $)	0 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 18, 2013	Dec. 26, 2012	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Year Granted 2007	Dec. 31, 2013 Year Granted 2007	Jun. 30, 2014 Year Granted 2008	Dec. 31, 2013 Year Granted 2008	Jun. 30, 2014 Year Granted 2010	Dec. 31, 2013 Year Granted 2010	Jun. 30, 2014 Year Granted 2011	Dec. 31, 2013 Year Granted 2011	Jun. 30, 2014 Year Granted 2012	Dec. 31, 2013 Year Granted 2012	Jun. 30, 2014 Year Granted 2012	Dec. 31, 2013 Year Granted 2012	Jun. 30, 2014 Year Granted 2013	Dec. 31, 2013 Year Granted 2013	Jun. 30, 2014 Year Granted 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,325,000	2,285,000	2,291,000	2,299,000	344,000	160,000	160,000	150,000	150,000	2,000	2,000	4,000	4,000	1,965,000	1,965,000	2,000	2,000	2,000	2,000	40,000
Number Exerciseable			2,315,000	2,285,000	2,261,000	2,269,000		160,000	160,000	150,000	150,000	2,000	2,000	4,000	4,000	1,965,000	1,965,000	2,000	2,000	2,000	2,000	30,000
Stock Options Outstanding, Exercise Price			$ 1.73	$ 1.72	$ 1.73	$ 1.79	$ 2.01	$ 1.25	$ 1.25	$ 2.60	$ 2.60	$ 0.51	$ 0.51	$ 0.85	$ 0.85	$ 1.70	$ 1.70	$ 1.70	$ 1.70	$ 1.38	$ 1.38	$ 1.80
Expiration Date	Dec. 31, 2014	Dec. 31, 2013						Mar. 31, 2017	Mar. 31, 2017	Sep. 23, 2018	Sep. 23, 2018	Jun. 30, 2015	Jun. 30, 2015	May 16, 2016	May 16, 2016	Dec. 31, 2014	Dec. 31, 2014	Apr. 12, 2017	Apr. 12, 2017	Jan. 14, 2018	Jan. 14, 2018	Mar. 27, 2019